UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostoloansky     Greenwich, CT           November 14, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $188,799 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                      Title of                 Mkt Val     SH/PRN     SH/ PUT/ Invest  Other     Voting Authority
Name of Issuer                        Class           CUSIP   (x1,000)    Amount     PRN CALL  Disc   Mgrs      Sole     Shared None
Alleghany Corp Del               COMMON               017175100      966         2,647 SH       DEFINED               2,647
Archer Daniels Midland Co        Unit 99/99/9999      039483201    5,340       178,000 SH       DEFINED             178,000
Avery Dennison Corp              COMMON               053611109      890        20,000 SH       DEFINED              20,000
Beazer Homes USA Inc             Note 4.625% 6/1      07556QAL9    7,940    10,435,000 PRN      DEFINED          10,435,000
Boston Private Finl Hldgs In     COMMON               101119105      205        23,409 SH       DEFINED              23,409
BPW Acquisition Corp             COMMON               055637102    1,155       120,200 SH       DEFINED             120,200
Bristow Group Inc                COMMON               110394103      335         9,900 SH       DEFINED               9,900
Bunge Limited                    COMMON               G16962105    1,288         2,000 SH       DEFINED               2,000
Central European Dist Corp       Note 3.000% 3/1      153435AA0    5,950     7,000,000 PRN      DEFINED           7,000,000
Cephalon Inc                     Note 6/1             156708AL3   19,460    14,000,000 PRN      DEFINED          14,000,000
China Med Technologies Inc       Note 4.000% 8/1      169483AC8    4,043     5,500,000 PRN      DEFINED           5,500,000
Chipmos Tech Bermuda Ltd         SHS                  G2110R106       83        48,688 SH       DEFINED              48,688
Continental Airls Inc            CL B                 210795308    1,001        60,000 SH       DEFINED              60,000
Digital Riv Inc                  Note 1.250% 1/0      25388BAB0    4,433     4,500,000 PRN      DEFINED           4,500,000
Endo Pharmaceuticals Hldgs Inc   Note 1.750% 4/1      29264FAA4    1,799     2,200,000 PRN      DEFINED           2,200,000
Enzon Pharmaceuticals Inc        Note 4.000% 6/0      293904AE8    2,400     2,500,000 PRN      DEFINED           2,500,000
Ford Motor Co Del                COM PAR $0.01        345370860    3,492       119,800 SH  PUT  DEFINED             119,800
Ford Motor Co Del                COM PAR $0.01        345370860      623       119,800 SH       DEFINED             119,800
Hicks Acquisition Co I Inc       COMMON               429086309    1,557       174,000 SH       DEFINED             174,000
Hicks Acquisition Co I Inc       *W EXP 09/28/201     429086127       40       113,000 SH       DEFINED             113,000
Hutchinson Technology Inc        Note 3.250% 1/1      448407AF3    3,100     5,000,000 PRN      DEFINED           5,000,000
Invitrogen Corp                  Note 3.250% 6/1      46185RAM2    2,434     2,500,000 PRN      DEFINED           2,500,000
Johnson & Johnson                COMMON               478160104   10,468       151,100 SH       DEFINED             151,100
KV Pharmaceutical Co             Note 2.500% 5/1      482740AC1    4,663     4,500,000 PRN      DEFINED           4,500,000
Lamar Advertising Co             Note 2.875%12/3      512815AH4       10         9,000 PRN      DEFINED               9,000
Lehman Brothers Hldgs Inc        7.25%Conv Sr P       52523J453       35         8,025 SH       DEFINED               8,025
Liberty Media Corp               Deb 3.500% 1/1       530715AN1    5,401    14,500,000 PRN      DEFINED          14,500,000
Liberty Media Corp               Deb 3.125% 3/3       530718AF2    7,380     8,200,000 PRN      DEFINED           8,200,000
Lions Gate Entmnt Corp           Note 2.938% 10/1     535919AF1    6,806     7,080,000 PRN      DEFINED           7,080,000
Medtronic Inc                    Note 1.625% 4/1      585055AM8    5,006     5,000,000 PRN      DEFINED           5,000,000
Mentor Corp Minn                 Note 2.750% 1/0      587188AC7    3,443     3,500,000 PRN      DEFINED           3,500,000
Mesa Air Group Inc               Note 2.115% 2/1      590479AD3    1,680    21,000,000 PRN      DEFINED          21,000,000
Micron Technology Inc            Note 1.875% 6/0      595112AH6    2,395     4,900,000 PRN      DEFINED           4,900,000
Mylan Inc                        COMMON               628530107       45         3,900 SH       DEFINED               3,900
Mylan Inc                        Pfd Conv             628530206    2,333         3,000 SH       DEFINED               3,000
NCI Building Sys Inc             Note 2.125%11/1      628852AG0    7,491     7,642,000 PRN      DEFINED           7,642,000
Newmont Mining Corp              Note 1.250% 7/1      651639AJ5    4,944     5,000,000 PRN      DEFINED           5,000,000
NVR Inc                          COMMON               62944T105    1,030         1,800 SH       DEFINED               1,800
Polaris Acquisition Corp         COMMON               73104R102      930       100,000 SH       DEFINED             100,000
Polaris Acquisition Corp         *W EXP 01/10/201     73104R110       40       100,000 SH       DEFINED             100,000
PSS World Med Inc                Note 2.250% 3/1      69366AAB6    8,168     7,000,000 PRN      DEFINED           7,000,000
Regal Beloit Corp                Note 2.750% 3/1      758750AB9   21,462    12,723,000 PRN      DEFINED          12,723,000
Sandisk Corp                     Note 1.000% 5/1      80004CAC5    2,400     3,000,000 PRN      DEFINED           3,000,000
SBA Communications Corp          Note 0.375%12/1      78388JAJ5    3,218     3,600,000 PRN      DEFINED           3,600,000
Smithfield Foods Inc             Note 4.000% 6/3      832248AR9    6,000     6,000,000 PRN      DEFINED           6,000,000
STMicroelectronics N V           NY Registry          861012102      112        11,000 SH       DEFINED              11,000
Thermo Fisher Scientific inc     COMMON               883556102      572        10,403 SH       DEFINED              10,403
Transocean Sedco Forex Inc       Note 1.625%12/1      893830AU3   11,844    12,500,000 PRN      DEFINED          12,500,000
Trian Acquisition I Corp         COMMON               89582E108      320        35,000 SH       DEFINED              35,000
Wachovia Corp New                Conv7.5%Pfd CL A     929903219    2,000         5,000 SH       DEFINED               5,000
Washington Mut Inc               Conv7.75%Ser R       939322814       69        17,895 SH       DEFINED              17,895
                                                                 188,799
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